Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Inventories

	2022	2021
	RMB million	RMB million
Consumable spare parts and maintenance materials	1,444	1,559
Other supplies	153	173

	1,597	1,732

Less: provision	(210)	(80)

	1,387	1,652

Impairment of Inventory
Provision for inventories is shown as below:

	2022	2021
	RMB million	RMB million
At January 1	80	72
Provision for inventories	133	17
Written-off upon disposal	(2)	(9)
Disposal of subsidiaries	(1)	—

At December 31	210	80